1
Gabelli Media Mogul Fund
Schedule of Investments — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 95 .9%
Content Creation and Aggregation — 49 .4%
4,000 Borussia Dortmund GmbH & Co. KGaA † .... $ 29,477
11,000 comScore Inc. † ......................................... 55,000
7,000 Corus Entertainment Inc. , Cl. B .................. 35,915
7,000 Discovery Inc. , Cl. C † ................................ 202,860
16,000 Grupo Televisa SAB , ADR .......................... 228,480
8,000 iHeartMedia Inc. , Cl. A † ............................. 215,440
18,000 Liberty Latin America Ltd. , Cl. C † ............... 253,800
14,500 Liberty Media Acquisition Corp. † ............... 153,555
15,100 Liberty Media Corp.- Liberty Braves , Cl. C † 419,327
10,000 Liberty Media Corp.- Liberty SiriusXM ,
Cl. C † .................................................... 463,900
8,000 Liberty Media Corp.-
Liberty Formula One , Cl. A † .................... 341,040
1,700 Live Nation Entertainment Inc. † ................. 148,903
1,300 Madison Square Garden Entertainment
Corp. † ................................................... 109,161
900 Madison Square Garden Sports Corp. † ...... 155,313
10,000 Sirius XM Holdings Inc. ............................. 65,400
1,000 ViacomCBS Inc. , Cl. B ............................... 45,200
2,922,771
Digital Marketing and Retail — 9 .4%
45,000 Liberty TripAdvisor Holdings Inc. , Cl. A † .... 183,150
26,000 Qurate Retail Inc. , Cl. A .............................. 340,340
2,200 Qurate Retail Inc. , Cl. B .............................. 28,864
552,354
Diversified Consumer Services — 2 .3%
2,000 Barnes & Noble Education Inc. † ................. 14,420
360 Expedia Group Inc. † .................................. 58,936
400 IAC/InterActiveCorp. † ................................ 61,668
135,024
Entertainment — 0 .7%
3,000 CuriosityStream Inc. † ................................ 40,920
Telecommunication Services — 3 .9%
2,000 AT&T Inc. .................................................. 57,560
4,500 Loral Space & Communications Inc. .......... 174,825
232,385
Telecommunications — 3 .3%
3,400 Comcast Corp. , Cl. A ................................. 193,868
TV and Broadband Services — 24 .2%
2,400 Altice USA Inc. , Cl. A † ............................... 81,936
250 Charter Communications Inc. , Cl. A † .......... 180,363
2,000 Liberty Broadband Corp. , Cl. A † ................. 336,340
2,900 Liberty Broadband Corp. , Cl. C † ................. 503,614
10,000 Liberty Global plc , Cl. C † ........................... 270,400
1,600 Telenet Group Holding NV .......................... 60,217
1,432,870
Shares
Market
Value
Wireless Telecommunication Services — 2 .7%
1,100 T-Mobile US Inc. † ...................................... $ 159,313
TOTAL COMMON STOCKS ......................... 5,669,505
PREFERRED STOCKS — 2 .2%
Digital Marketing and Retail — 1 .3%
700 Qurate Retail Inc. , 8.000% , 03/15/31 ......... 75,775
TV and Broadband Services — 0 .9%
2,000 Liberty Broadband Corp. , Ser. A , 7.000% ... 56,400
TOTAL PREFERRED STOCKS ..................... 132,175
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1 .9%
$ 110,000 U.S. Treasury Bill,
0.030% †† , 09/23/21 .............................. 109,989
TOTAL INVESTMENTS — 100.0%
(Cost $ 4,494,519 ) .................................. $ 5,911,669
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt